SEGMENTED INFORMATION	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Segment Reporting [Abstract]
SEGMENTED INFORMATION

16. SEGMENTED INFORMATION

The Company focuses on plant operations and magnesium production and continues to move towards the buildout of its pilot plant facility and the development of a full-scale commercial magnesium production facility. The Company also owns mining claims for the exploration and development of mineral property interests. Geographic information for the Company’s assets is as follows:

	January 31, 2022	October 31, 2021
	$	$

Canada – property, plant and equipment	3,128,142	2,546,383
United States – property, plant and equipment	31,101	28,321
United States – mineral property costs	93,453	93,453
	3,252,696	2,668,157

Canada – other assets	838,067	1,554,827
United States – other assets	1,409,734	290,528
	2,247,801	1,845,355

Total Assets	5,500,498	4,513,512

17. SEGMENTED INFORMATION

The Company focuses on plant operations and magnesium production and continues to move towards the buildout of its pilot plant facility and the development of a full-scale commercial magnesium production facility. The Company also owns mining claims for the exploration and development of mineral property interests. Geographic information for the Company’s assets is as follows:

	October 31, 2021	October 31, 2020
	$	$

Canada – property, plant and equipment	2,546,383	79,436
United States – property, plant and equipment	28,321	–
United States – mineral property costs	93,453	93,453
	2,668,157	172,889

Canada – other assets	1,554,827	533,815
United States – other assets	290,528	2,059
	1,845,355	535,874

Total Assets	4,513,512	708,763